INVESTMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of Investments [abstract]
INVESTMENTS	INVESTMENTS

	2023	2022
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	31,869	31,869
Total	31,869	31,869
Current
Short-term investments:
- Government securities in dollars	1,609,330	-
- Mutual fund in pesos	30,503	2,068,052
- Short-term investments in foreign currency	70,535	11,155,278
Total	1,710,368	13,223,330

Short-term investments in pesos accrue interest at an annual nominal rate of approximately 89.8% and 59.2% as of December 31, 2023 and 2022, respectively. Short-term investments in foreign currency accrue interest at an annual nominal rate of approximately 0.72% and 0.14% as of December 31, 2023 and 2022, respectively.
Short-term investments are held for investment purposes and are made for variable periods ranging from one day to three months, according to the Group’s funding needs.